Lincoln InvestmentSolutionsSM RIA Individual Variable Annuity Contracts
Updating Summary Prospectus for Current Contractowners

May 1, 2023
This updating summary prospectus summarizes certain changes to key features of the Lincoln InvestmentSolutionsSM RIA variable annuity contract issued by The Lincoln National Life Insurance Company (Lincoln Life or Company).
You should read this updating summary prospectus carefully, particularly the section titled Important Information You Should Consider about the Lincoln InvestmentSolutionsSM RIA contract.
The prospectus for the Lincoln InvestmentSolutionsSM RIA variable annuity contract contains more information about the Contract’s features, benefits, and risks. You can find the prospectus and other information about the Contract online at www.lfg.com/VAprospectus. You can also obtain this information at no cost by calling 1-877-534-8255 or by sending an email request to CustServSupportTeam@lfg.com.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.
All prospectuses and other shareholder reports, will be made available on www.lfg.com/VAprospectus. If you wish to receive future shareholder reports in paper, free of charge, please call us at 1-877-534-8255, send an email request to
CustServSupportTeam@lfg.com, or contact your financial professional. Your election to receive reports in paper will apply to all funds available under your Contract.
1

Updated Information About Your Contract
The information in this updating summary prospectus is a summary of certain contract features that have changed since the prospectus dated May 1, 2022. This may not reflect all of the changes that have occurred since you entered into your Contract.
Summary of Recent Contract Changes:
•
The address of State Street Bank and Trust Company, the accounting services provider of the Variable Annuity Account, changed to c/o WeWork, 1100 Main Street, Suite 400, Kansas City, MO 64105.
•
Effective August 22, 2022, the Investment Requirements were updated to reflect the addition of the LVIP Channing Small Cap Value Fund and LVIP Delaware High Yield Fund and effective November 28, 2022, the Investment Requirements were updated to reflect the addition of LVIP Delaware SMID Cap Core Fund and LVIP Wellington Capital Growth Fund to existing Living Benefit Rider Investment Requirement options. Please refer to Appendix B – Investment Requirements for additional information on these requirements.
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Lincoln ProtectedPaySM lifetime income suite is a suite of optional riders available for purchase, subject to availability and broker-dealer approval, that provides:
•
Guaranteed lifetime periodic withdrawals for you (and your spouse if the joint life option is selected) up to the Protected Annual Income amount which is based upon a Protected Income Base;
•
An Enhancement that increases the Protected Income Base if certain criteria are met;
•
Account Value Step-ups of the Protected Income Base to the Contract Value if the Contract Value is equal to or greater than the Protected Income after the Enhancement; and
•
Age-based increases to the Protected Annual Income amount (after reaching a higher age-band and after an Account Value Step-up).
•
Lincoln ProtectedPaySM is available for election on all new and existing nonqualified and qualified (IRAs and Roth IRAs) annuity contracts. The Contractowner/Annuitant as well as the spouse under the joint life option must be age 85 or younger at the time the rider is elected. The initial Purchase Payment or Contract Value (if elected after the Contract is issued) must be at least $25,000. Rider elections are just to Home Office approval if your Contract Value totals $2 million or more.
•
If you purchase a Lincoln ProtectedPaySM rider, you will be required to adhere to Investment Requirements, which will limit your ability to invest in certain Subaccounts offered in your Contract. Certain rider options have more restrictive Investment Requirements than others. In addition, the fixed account is not available except for use with dollar cost averaging.
•
The rider suite provides flexible investment and income choices to meet your individual needs by offering six different options.
•
The following changes apply to 4LATER® Select Advantage riders elected on and after November 28, 2022 (subject to state availability):
•
the current protected lifetime income fee may increase annually after ten years from the rider effective date;
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the Guaranteed Maximum Annual Fee is higher;
•
the Enhancement Period does not reset;
•
the Protected Income Base is the highest of the previous Protected Income Base, Account Value Step-up, or Enhancement Value.
Fund Name Changes:

Former Fund Name	New Fund Name
LVIP SSGA Conservative Structured Allocation Fund	LVIP Structured Conservative Allocation Fund
LVIP SSGA Developed International 150 Fund	LVIP Franklin Templeton Multi-Factor International Equity Fund
LVIP SSGA Emerging Markets 100 Fund	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
LVIP SSGA Large Cap 100 Fund	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP SSGA Moderate Structured Allocation Fund	LVIP Structured Moderate Allocation Fund
LVIP SSGA Moderately Aggressive Structured Allocation Fund	LVIP Structured Moderately Aggressive Allocation Fund
2

Former Fund Name	New Fund Name
LVIP SSGA Small-Mid Cap 200 Fund	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund

Fund Additions:
•
First Trust Growth Strength Portfolio (Class I): To provide capital appreciation.
This fund will be available on or about May 22, 2023. Consult your financial professional.
•
First Trust International Developed Capital Strength Portfolio (Class I): To provide capital appreciation.
This fund will be available on or about May 22, 2023. Consult your financial professional.
•
LVIP Channing Small Cap Value Fund (Standard Class): To seek long-term capital appreciation.
This fund was made available on or about August 22, 2022.
•
LVIP Delaware High Yield Fund (Standard Class): Total return and, as a secondary objective, high current income.
This fund was made available on or about August 22, 2022.
•
LVIP Delaware SMID Cap Core Fund (Standard Class): Long-term capital appreciation.
This fund was made available on or about November 28, 2022.
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LVIP JPMorgan Mid Cap Value Fund (Standard Class): Capital growth over the long term.
This fund will be available on or about May 22, 2023. Consult your financial professional.
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LVIP JPMorgan Small Cap Core Fund (Standard Class): Capital growth over the long term.
This fund will be available on or about May 22, 2023. Consult your financial professional.
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LVIP JPMorgan U.S. Equity Fund (Standard Class): High total return.
This fund will be available on or about May 22, 2023. Consult your financial professional.
•
LVIP Wellington Captial Growth Fund (Standard Class): Capital growth.
This fund was made available on or about November 28, 2022.
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Putnam VT Sustainable Future Fund (Class IA): Capital growth and current income.
This fund will be available on or about May 22, 2023. Consult your financial professional.
•
Putnam VT Sustainable Leaders Fund (Class IA): Capital growth and current income.
This fund will be available on or about May 22, 2023. Consult your financial professional.
Fund Adoptions:
•
The JPMorgan Insurance Trust Core Bond Portfolio was adopted by the LVIP JPMorgan Core Bond on May 1, 2023. Consult your financial professional.
3

Important Information You Should Consider About the Lincoln InvestmentSolutionsSM RIA Variable Annuity Contract
	FEES AND EXPENSES			Location in Prospectus
Charges for Early Withdrawals	There are no surrender charges associated with the Contract.			•N/A
Transaction Charges	There are no sales charges associated with the Contract.			•N/A
Ongoing Fees and Expenses (annual charges)
Minimum and Maximum Annual Fee Table. The table below describes the fees and expenses that you may pay each year, depending on the options you choose. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected. These charges do not reflect any advisory fees paid to a financial intermediary from Contract Value or other assets of the
Contractowner. If such charges were reflected, the ongoing fees and expense would be higher.
•Fee Tables •Examples •Charges and Other Deductions
	Annual Fee	Minimum	Maximum
	Base Contract	0.52%[1]	0.72%[1]
	Investment options (fund fees and expenses)	0.23%[1]	4.75%[1]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.40%[1]	2.75%[2]
1 As a percentage of average Account Value in the Subaccounts.
2 As an annualized percentage of the Protected Income Base.

Lowest and Highest Annual Cost Table. Because your Contract is customizable, the choices you make affect how much you will pay. To help you understand the cost of owning your Contract, the following table shows the lowest and highest cost you could pay each year, based on current charges. This estimate assumes that you do not take withdrawals from the Contract.

	Lowest Annual Cost: $907	Highest Annual Cost: $8,903
	Assumes:	Assumes:

•Investment of $100,000
•5% annual appreciation
•Least expensive fund fees and
expenses
•No optional benefits
•No additional Purchase Payments,
transfers, or withdrawals
•No sales charges or advisory fees

•Investment of $100,000
•5% annual appreciation
•Most expensive combination of
optional benefits and fund fees and
expenses
•No additional Purchase Payments,
transfers, or withdrawals
•No sales charges or advisory fees

	RISKS			Location in Prospectus
Risk of Loss	•You can lose money by investing in this Contract, including loss of principal.			•Principal Risks •Investments of the Variable Annuity Account
4

	RISKS	Location in Prospectus
Not a Short-Term Investment
•This Contract is not designed for short-term investing and may not be appropriate for the investor who needs ready access to cash.
•The benefits of tax deferral, long-term income, and living benefit protections also mean the Contract is more beneficial to investors with a long-term investment horizon.
•Principal Risks •Surrender and Withdrawals •Fee Tables •Living Benefit Riders
Risks Associated with Investment Options
•An investment in this Contract is subject to the risk of poor investment performance of the investment options you choose. Performance can vary depending on the performance of the investment options available under the Contract.
•Each investment option (including the fixed account option) has its own unique risks.
•You should review the investment options before making an investment decision.
•Principal Risks •Investments of the Variable Annuity Account
Insurance Company Risks
•An investment in the Contract is subject to the risks related to us. Any obligations
(including under the fixed account option), guarantees, or benefits of the Contract are subject to our claims-paying ability. If we experience financial distress, we may not be able to meet our obligations to you. More information about Lincoln New York, including our financial strength ratings, is available upon request by calling 1-800-
454-6265 or visiting www.LincolnFinancial.com.
•Principal Risks
	RESTRICTIONS	Location in Prospectus
Investments	•We reserve the right to remove or substitute any funds as investment options that are available under the Contract.	•Principal Risks •Investments of the Variable Annuity Account
Optional Benefits
•Optional benefits may limit or restrict the investment options that you may select under the Contract. We may change these restrictions in the future.
•Excess Withdrawals may reduce the value of an optional benefit by an amount greater than the value withdrawn or result in termination of the benefit.
•You are required to have a certain level of Contract Value for some new rider elections.
•We may modify or stop offering an optional benefit that is currently available at any time.
•If you elect certain optional benefits, you may be limited in the amount of Purchase
Payments that you can make (and when).
•If you elect to pay third-party advisory fees out of your Contract Value, this deduction may reduce the Death Benefit(s) and other guaranteed benefits, and may be subject to federal and state income taxes and a 10% federal penalty tax.
•The Contracts •Living Benefit Riders •Death Benefits •Advisory Fee Withdrawals •Federal Tax Matters – Payment of Investment Advisory Fees •Appendix B – Investment Requirements
	TAXES	Location in Prospectus
Tax Implications
•Consult with a tax professional to determine the tax implications of an investment in and payments received under this Contract.
•If you purchase the Contract through a tax-qualified plan or IRA, you do not get any additional tax deferral under the Contract.
•Earnings on your Contract are taxed at ordinary income tax rates when you withdraw them, and you may have to pay a penalty if you take a withdrawal before age 59½.
•Federal Tax Matters
5

	CONFLICTS OF INTEREST	Location in Prospectus
Exchanges
•You should only exchange your contract if you determine, after comparing the features, fees, and risks of both contracts, that it is better for you to purchase the new Contract rather than continue to own your existing contract.
•The Contracts - Replacement of Existing Insurance
6

Appendix A — Funds Available Under The Contract
The following is a list of funds currently available under the Contract. Depending on the optional benefits you choose, you may not be able to invest in certain funds. Current performance of the Subaccounts can be found at www.lfg.com/VAprospectus. More information about the funds is available in the Fund’s prospectus, which may be amended from time to time and can be found online at www.lfg.com/VAprospectus. You can also request this information and current fund performance at no cost by calling 1-877-534-8255 or by sending an email request to CustServSupportTeam@lfg.com.
The current expenses and performance information below reflects fees and expenses of the Fund, but do not reflect the other fees and expenses that your Contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each fund’s past performance is not necessarily an indication of future performance.
Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed- income securities.	American Century VP Balanced Fund - Class I	0.83%[2]	-17.27%	4.43%	6.64%
Long-term capital growth, income is secondary objective.	American Century VP Large Company Value Fund - Class I	0.72%[2]	-0.26%	7.87%	10.29%
High total return (including income and capital gains) consistent with preservation of capital over the long term.	American Funds Asset Allocation Fund - Class 1A	0.55%	-13.43%	5.32%	8.11%
Seeks to provide a level of current income that exceeds the average yield on U.S. stocks generally and to provide a growing stream of income over the years.	American Funds Capital Income Builder® - Class 1A	0.52%[2]	-7.06%	4.10%	N/A
To provide, over the long term, with a high level of total return consistent with prudent investment management.	American Funds Capital World Bond Fund - Class 1A	0.72%	-17.69%	-1.76%	-0.48%
Long-term growth of capital while providing current income.	American Funds Capital World Growth and Income Fund - Class 1A	0.67%[2]	-17.29%	4.10%	7.79%
The balanced accomplishment of three objectives: long-term growth of capital, conservation of principal and current income.	American Funds Global Balanced Fund - Class 1A	0.75%[2]	-14.56%	3.41%	5.28%
Long-term growth of capital.	American Funds Global Growth Fund - Class 1A	0.66%[2]	-24.73%	7.07%	10.16%
Long-term capital growth.	American Funds Global Small Capitalization Fund - Class 1A	0.91%[2]	-29.54%	2.80%	6.84%
Growth of capital.	American Funds Growth Fund - Class 1A	0.59%	-29.93%	11.14%	13.65%
Long-term growth of capital and income.	American Funds Growth-Income Fund - Class 1A	0.53%	-16.48%	7.83%	11.55%
To provide investors with a high level of current income; capital appreciation is the secondary objective.	American Funds High-Income Trust - Class 1A	0.55%[2]	-9.29%	3.14%	3.87%
Long-term growth of capital.	American Funds International Fund - Class 1A	0.78%	-20.80%	-1.03%	3.92%
Long-term growth of capital while providing current income.	American Funds International Growth and Income Fund - Class 1A	0.80%	-15.31%	0.61%	3.60%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
To provide high total return (including income and capital gains) consistent with preservation of capital over the long term while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Asset Allocation Fund - Class P1	0.65%[2]	-13.75%	3.09%	5.95%
To provide growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Growth Fund - Class P1	0.69%[2]	-24.62%	6.61%	N/A
To achieve long-term growth of capital and income while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Growth- Income Fund - Class P1	0.62%[2]	-16.74%	4.32%	N/A
To provide long-term growth of capital while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk International Fund - Class P1	0.86%[2]	-15.27%	-2.31%	N/A
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing while seeking to manage volatility and provide downside protection. A fund of funds.	American Funds Managed Risk Washington Mutual Investors Fund - Class P1	0.63%[2]	-8.92%	2.39%	N/A
To provide current income and preservation of capital.	American Funds Mortgage Fund - Class 1A	0.55%[2]	-10.03%	0.14%	0.95%
Long-term capital appreciation.	American Funds New World Fund® - Class 1A	0.82%[2]	-22.09%	2.32%	4.27%
To provide as high a level of current income as is consistent with the preservation of capital.	American Funds The Bond Fund of America - Class 1A	0.46%[2]	-12.49%	0.78%	1.37%
To provide a high level of current income consistent with prudent investment risk and preservation of capital.	American Funds U.S. Government Securities Fund - Class 1A	0.49%[2]	-10.93%	0.61%	0.93%
To produce income and to provide an opportunity for growth of principal consistent with sound common stock investing.	American Funds Washington Mutual Investors Fund - Class 1A	0.50%[2]	-8.45%	7.11%	11.30%
Long-term growth of capital.	ClearBridge Variable Large Cap Growth Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.76%	-32.24%	7.38%	12.77%
Long-term growth of capital.	ClearBridge Variable Mid Cap Portfolio - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.83%	-25.31%	5.22%	9.22%
To seek to provide total return through a combination of high current income and capital appreciation.	Delaware Ivy VIP High Income Portfolio - Class I3	0.67%	-10.91%	1.96%	N/A
Growth of capital.	Delaware Ivy VIP Mid Cap Growth Portfolio - Class I3	0.85%[2]	-30.62%	10.87%	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Capital Appreciation. A fund of funds.	DWS Alternative Asset Allocation VIP Portfolio - Class A	0.83%	-7.42%	2.83%	2.44%
Income and capital growth consistent with reasonable risk.	Fidelity® VIP Balanced Portfolio - Initial Class	0.47%	-17.94%	7.21%	8.91%
High total return. A fund of funds.	Fidelity® VIP FundsManager® 50% Portfolio - Investor Class	0.70%[2]	-13.94%	3.82%	5.69%
To provide capital appreciation.	First Trust Capital Strength Portfolio – Class II	0.85%[2]	-10.46%	N/A	N/A
To provide long-term capital appreciation.	First Trust Growth Strength Portfolio – Class I This fund will be available on or about May 22, 2023. Please consult your financial professional.	1.20%	N/A	N/A	N/A
To provide capital appreciation.	First Trust International Developed Capital Strength Portfolio – Class II This fund will be available on or about May 22, 2023. Consult your financial professional.	0.95%[2]	-19.28%	N/A	N/A
To provide total return by allocating among dividend-paying stocks and investment grade bonds.	First Trust/Dow Jones Dividend & Income Allocation Portfolio - Class II6	0.95%	-12.02%	4.32%	N/A
Balance of growth of capital and income. A fund of funds.	Franklin Multi-Asset Variable Conservative Growth - Class I advised by Legg Mason Partners Fund Advisor, LLC	0.70%	-14.17%	3.56%	5.68%
To seek to achieve a high level of total return on its assets through a combination of capital appreciation and current income.	Invesco V.I. Equally-Weighted S&P 500 Fund - Series I Shares[5]	0.32%	-11.81%	8.79%	11.97%
Long-term growth of capital.	Invesco V.I. EQV International Equity Fund - Series I Shares	0.91%	-18.31%	1.51%	4.41%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP American Balanced Allocation Fund - Standard Class	0.57%[2]	-14.63%	4.41%	6.21%
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP American Growth Allocation Fund - Standard Class	0.59%[2]	-15.66%	4.49%	6.77%
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP American Income Allocation Fund - Standard Class	0.57%[2]	-13.39%	3.41%	4.70%
High total investment return.	LVIP BlackRock Global Allocation Fund - Standard Class	0.73%[2]	-15.38%	N/A	N/A
To maximize real return, consistent with preservation of real capital and prudent investment management.	LVIP BlackRock Inflation Protected Bond Fund - Standard Class	0.55%	-4.70%	2.20%	0.80%
Seeks long-term capital appreciation.	LVIP Channing Small Cap Value Fund - Standard Class	0.87%	N/A	N/A	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Total return.	LVIP Delaware Diversified Floating Rate Fund - Standard Class[3]	0.63%[2]	0.10%	1.33%	1.21%
Maximum long-term total return consistent with reasonable risk.	LVIP Delaware Diversified Income Fund - Standard Class[3]	0.54%[2]	-13.86%	0.41%	1.35%
Total return and, as a secondary objective, high current income.	LVIP Delaware High Yield Fund - Standard Class[3]	0.74%[2]	-11.41%	2.09%	3.21%
Maximum total return, consistent with reasonable risk.	LVIP Delaware Limited-Term Diversified Income Fund - Standard Class[3]	0.53%[2]	-4.12%	0.94%	1.03%
Long-term capital appreciation.	LVIP Delaware SMID Cap Core Fund - Standard Class3	0.80%[2]	-13.73%	6.10%	10.48%
To provide a responsible level of income and the potential for capital appreciation.	LVIP Delaware Wealth Builder Fund - Standard Class[3]	0.71%[2]	-11.21%	2.86%	5.39%
Long-term capital appreciation.	LVIP Dimensional International Core Equity Fund - Standard Class	0.62%[2]	-13.42%	0.86%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional International Equity Managed Volatility Fund - Standard Class	0.76%	-11.15%	-1.22%	2.15%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 1 Fund - Standard Class	0.39%[2]	-15.25%	8.70%	11.99%
Long-term capital appreciation.	LVIP Dimensional U.S. Core Equity 2 Fund - Standard Class	0.49%	-13.91%	8.11%	N/A
Long-term capital appreciation. A fund of funds.	LVIP Dimensional U.S. Equity Managed Volatility Fund - Standard Class	0.61%[2]	-14.69%	6.73%	8.65%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund - Standard Class (formerly LVIP SSGA Emerging Markets 100 Fund)	0.46%[2]	-11.83%	-1.46%	0.34%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor International Equity Fund - Standard Class (formerly LVIP SSGA Developed International 150 Fund)	0.40%[2]	-7.02%	-0.26%	4.52%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund - Standard Class (formerly LVIP SSGA Large Cap 100 Fund)	0.36%[2]	-9.97%	6.71%	11.68%
To maximize long-term capital appreciation.	LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund - Standard Class (formerly LVIP SSGA Small-Mid Cap 200 Fund)	0.39%[2]	-12.45%	5.16%	8.80%
Capital appreciation. A fund of funds.	LVIP Global Aggressive Growth Allocation Managed Risk Fund - Standard Class	0.79%[2]	-19.54%	N/A	N/A
A high level of current income with some consideration given to growth of capital. A fund of funds.	LVIP Global Conservative Allocation Managed Risk Fund - Standard Class	0.76%[2]	-15.40%	1.39%	3.52%

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Global Growth Allocation Managed Risk Fund - Standard Class	0.75%[2]	-18.68%	1.05%	3.74%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Global Moderate Allocation Managed Risk Fund - Standard Class	0.74%[2]	-17.38%	1.11%	3.56%
Current income while (i)maintaining a stable value of your shares (providing stability of net asset value) and (ii) preserving the value of your initial investment (preservation of capital).	LVIP Government Money Market Fund - Standard Class	0.41%	1.31%	0.95%	0.53%
To maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	LVIP JPMorgan Core Bond Fund - Standard Class (formerly JPMorgan Insurance Trust Core Bond Portfolio)	0.51%	-12.58%	0.13%	1.07%
A high level of current income; capital appreciation is the secondary objective.	LVIP JPMorgan High Yield Fund - Standard Class	0.67%[2]	-10.23%	2.05%	3.49%
Capital appreciation with the secondary goal of achieving current income by investing in equity securities.	LVIP JPMorgan Mid Cap Value Fund - Standard Class This fund will be available on or about May 22, 2023. Please consult your financial professional.	0.73%	-8.16%	6.00%	9.98%
Current income and some capital appreciation. A fund of funds.	LVIP JPMorgan Retirement Income Fund - Standard Class	0.66%[2]	-13.33%	1.79%	3.73%
Capital growth over the long term.	LVIP JPMorgan Small Cap Core Fund - Standard Class This fund will be available on or about May 22, 2023. Please consult your financial professional.	0.76%	-19.35%	4.07%	9.59%
High total return.	LVIP JPMorgan U.S. Equity Fund - Standard Class This fund will be available on or about May 22, 2023. Please consult your financial professional.	0.67%	-18.69%	10.25%	13.21%
To seek a high level of current income consistent with preservation of capital.	LVIP PIMCO Low Duration Bond Fund - Standard Class	0.51%[2]	-4.88%	0.57%	N/A
To match as closely as practicable, before fees and expenses, the performance of the Bloomberg U.S. Aggregate Index.	LVIP SSGA Bond Index Fund - Standard Class	0.37%[2]	-13.44%	-0.32%	0.70%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP SSGA Conservative Index Allocation Fund - Standard Class	0.51%[2]	-14.75%	2.25%	3.71%
To provide investment results that, before fees and expenses, correspond generally to the total return of the MSCI Emerging Markets Index that tracks performance of emerging market equity securities.	LVIP SSGA Emerging Markets Equity Index Fund - Standard Class	0.50%[2]	-21.19%	N/A	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
Long-term growth of capital. A fund of funds.	LVIP SSGA Global Tactical Allocation Managed Volatility Fund - Standard Class	0.56%[2]	-14.33%	1.87%	3.57%
To approximate as closely as practicable, before fees and expenses, the performance of a broad market index of non-U.S. foreign securities.	LVIP SSGA International Index Fund - Standard Class	0.37%[2]	-14.32%	1.49%	4.32%
Seek to approximate as closely as practicable, before fees and expenses, the performance of a broad market index that emphasizes stocks of mid- sized U.S. companies.	LVIP SSGA Mid-Cap Index Fund - Standard Class	0.35%[2]	-13.40%	6.33%	N/A
A balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderate Index Allocation Fund - Standard Class	0.50%	-15.41%	3.33%	5.23%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP SSGA Moderately Aggressive Index Allocation Fund - Standard Class	0.50%	-15.88%	3.48%	5.72%
To approximate as closely as practicable, before fees and expenses, the total rate of return of common stocks publicly traded in the United States, as represented by the S&P 500 Index.	LVIP SSGA S&P 500 Index Fund - Standard Class[4]	0.23%	-18.31%	9.15%	12.29%
To provide investment results that, before fees and expenses, correspond generally to the price and yield performance of an index that tracks the short-term U.S. corporate bond market.	LVIP SSGA Short-Term Bond Index Fund - Standard Class	0.36%[2]	-3.45%	N/A	N/A
To approximate as closely as practicable, before fees and expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small U.S. companies.	LVIP SSGA Small-Cap Index Fund - Standard Class	0.38%[2]	-20.78%	3.69%	8.56%
A high level of current income, with some consideration given to growth of capital. A fund of funds.	LVIP Structured Conservative Allocation Fund - Standard Class (formerly LVIP SSGA Conservative Structured Allocation Fund)	0.60%	-13.30%	1.98%	3.67%
A balance between a high level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP Structured Moderate Allocation Fund - Standard Class (formerly LVIP SSGA Moderate Structured Allocation Fund)	0.57%	-13.15%	2.99%	5.20%
A balance between high level of current income and growth of capital, with a greater emphasis on growth of capital. A fund of funds.	LVIP Structured Moderately Aggressive Allocation Fund - Standard Class (formerly LVIP SSGA Moderately Aggressive Structured Allocation Fund)	0.58%	-13.13%	3.07%	5.62%
Capital appreciation. A fund of funds.	LVIP U.S. Aggressive Growth Allocation Managed Risk Fund - Standard Class	0.80%[2]	-21.56%	N/A	N/A

Investment Objective	Fund and Adviser/Sub-adviser[1]	Current Expenses	Average Annual Total Returns (as of 12/31/2022)
			1 year	5 year	10 year
High level of current income and growth of capital, with an emphasis on growth of capital. A fund of funds.	LVIP U.S. Growth Allocation Managed Risk Fund - Standard Class	0.77%[2]	-20.13%	2.24%	N/A
Total return consistent with the preservation of capital. A fund of funds.	LVIP Vanguard Bond Allocation Fund - Standard Class	0.36%	-13.37%	-0.61%	0.40%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard Domestic Equity ETF Fund - Standard Class	0.32%[2]	-18.74%	8.68%	11.55%
Long-term capital appreciation. A fund of funds.	LVIP Vanguard International Equity ETF Fund - Standard Class	0.34%[2]	-16.62%	0.83%	3.95%
Capital growth.	LVIP Wellington Capital Growth Fund - Standard Class	0.69%[2]	-33.33%	9.86%	13.69%
Maximize total return.	LVIP Western Asset Core Bond Fund - Standard Class	0.52%	-16.42%	-0.42%	N/A
Total return.	MFS® VIT Total Return Series - Initial Class	0.61%[2]	-9.58%	5.18%	7.34%
Balanced investment composed of a well-diversified portfolio of stocks and bonds which produce both capital growth and current income.	Putnam VT George Putnam Balanced Fund - Class IA	0.67%	-15.82%	6.09%	8.14%
Capital growth and current income.	Putnam VT Large Cap Value Fund - Class IA	0.57%	-2.87%	9.53%	12.04%
Long-term capital appreciation.	Putnam VT Sustainable Future Fund - Class IA This fund will be available on or about May 22, 2023. Please consult your financial professional.	0.82%[2]	-33.85%	5.98%	9.81%
Long-term capital appreciation.	Putnam VT Sustainable Leaders Fund - Class IA This fund will be available on or about May 22, 2023. Please consult your financial professional.	0.66%	-22.72%	10.76%	13.76%
Income and capital appreciation. A fund of funds.	TOPS® Balanced ETF Portfolio – Service Class Shares advised by Valmark Advisers, Inc.	0.60%	-11.22%	N/A	N/A
Capital Appreciation. A fund of funds.	TOPS® Moderate Growth ETF Portfolio – Service Class Shares advised by Valmark Advisers, Inc.	0.60%	-12.86%	N/A	N/A
1
The name of the adviser or sub-adviser is not listed if the name is incorporated into the name of the fund or the fund company.
2
This fund is subject to an expense reimbursement or fee waiver arrangement. As a result, this fund’s annual expenses reflect temporary expense reductions. See the fund prospectus for additional information.
3
Investments in Delaware VIP Series, Delaware Funds, Ivy Variable Insurance Portfolios, Ivy Funds, LVIP Delaware Funds or Lincoln Life accounts managed by Macquarie Investment Management Advisers, a series of Macquarie Investments Management Business Trust, are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46008 583 542 and its holding companies, including their subsidiaries or related companies, and are subject to investment risk, including possible delays in prepayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the series or funds or accounts, the repayment of capital from the series or funds or account, or any particular rate of return.
4
The Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”) and has been licensed for use by one or more of the portfolio’s service providers (licensee). S&P®, S&P 500®, US 500, The 500, iBoxx®, iTraxx® and CDX® are trademarks of S&P Global, Inc. or its affiliates (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by licensee. The Index is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, their respective affiliates, none of such parties make any representation regarding the advisability of investing in such product(s) nor do they have any liability for any errors, omissions, or interruptions of the Index.

5
“Standard & Poor’s®,” “S&P®,” “Standard & Poor’s Equal Weight Index,” “S&P EWI,” “S&P 500®,” “Standard & Poor’s 500” and “500” are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Invesco V.I. Equally-Weighted S&P 500 Fund. The fund is not sponsored, endorsed, sold or promoted by S&P, and S&P makes no representation regarding the advisability of investing in the fund.
6
Dow Jones is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”). The trademark has been licensed to S&P Dow Jones Indices LLC and has been sublicensed for use for certain purposes by First Trust Advisors L.P. The product is not sponsored, endorsed, sold or promoted by Standard & Poor's and Standard & Poor's makes no representation regarding the advisability of purchasing the product.

Appendix B — Investment Requirements
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without Guaranteed Income Benefit), you will be subject to Investment Requirements. This means you will be limited in your choice of Subaccount investments and may be limited in how much you can invest in certain Subaccounts. This also means you will not be able to allocate Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider. We impose Investment Requirements to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider.
If you elect Lincoln ProtectedPay Secure CoreSM, Lincoln ProtectedPay Secure PlusSM, Lincoln ProtectedPay Secure MaxSM, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk) or i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you must allocate your Contract Value in accordance with the Investment Requirements for Managed Risk Riders section below. If you elect any other Living Benefit Rider, you must allocate your Contract Value in accordance with the Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit or other Living Benefit Riders sections below, according to which rider you purchased and the date of purchase. Currently, if you purchase i4LIFE® Advantage without Guaranteed Income Benefit, you will not be subject to any Investment Requirements, although we reserve the right to impose Investment Requirements for this rider in the future. If we do exercise our right to do so, you will have to reallocate your Account Value subject to such requirements.
If you elect a Living Benefit Rider, Investment Requirements apply whether you purchase the rider at contract issue, or add it to an existing Contract. You must hold the rider for a minimum period of time after election (the minimum time is specified under the Termination section of each rider). During this time, you will be required to adhere to the Investment Requirements. After this time, failure to adhere to the Investment Requirements will result in termination of the rider.
Certain Living Benefit Riders guarantee you the right to transition to a version of the i4LIFE® Guaranteed income Benefit even if that version is no longer available for purchase. If you transition to i4LIFE® Guaranteed Income Benefit, the Investment Requirements under your Prior Living Benefit Rider continue to apply. See i4LIFE® Advantage – i4LIFE® Advantage Guaranteed Income Benefit Transitions for a discussion of this transition.
Certain underlying funds that are included in the Investment Requirements, including funds managed by an adviser affiliated with us, employ risk management strategies that are intended to control the funds’ overall volatility, and for some funds, to also reduce the downside exposure of the funds during significant market downturns.
These funds are included under Investment Requirements (particularly in the Investment Requirements for the Managed Risk riders) in part because the reduction in volatility helps us, to reduce the risk of investment losses that may require us to use our own assets to make guaranteed payments under a Living Benefit Rider. At the same time, risk management strategies in periods of high market volatility or other market conditions, could limit your participation in market gains. This may conflict with your investment objectives by limiting your ability to maximize potential growth of your Contract Value and, in turn, the value of any guaranteed benefit that is tied to investment performance. You should consult with your financial professional to determine whether these funds align with your investment objectives. For more information about the funds and the investment strategies they employ, please refer to the funds’ current prospectuses. Fund prospectuses are available by contacting us.
If you purchase a Living Benefit Rider (except i4LIFE® Advantage without the Guaranteed Income Benefit), you agree to be automatically enrolled in the portfolio rebalancing option under your Contract and thereby authorize us to automatically rebalance your Contract Value on a periodic basis. (This portfolio rebalancing will continue while a death claim is being settled, if the Living Benefit Rider could continue on an additional measuring life.) On each quarterly anniversary of the effective date of the rider, we will rebalance your Contract Value in accordance with your allocation instructions in effect at the time of the rebalancing. Any reallocation of Contract Value among the Subaccounts made by you prior to a rebalancing date will become your allocation instructions for rebalancing purposes. Confirmation of the rebalancing will appear on your quarterly statement. If we rebalance Contract Value from the Subaccounts and your allocation instructions do not comply with the Investment Requirements, portfolio rebalancing will be paused, and any subsequent transfer requests will be considered not in Good Order until updated allocation instructions are received. These investments will become your allocation instructions until you tell us otherwise.
Some investment options are not available to you if you purchase certain riders. The Investment Requirements may not be consistent with an aggressive investment strategy. You should consult with your financial professional to determine if the Investment Requirements are consistent with your investment objectives.
If you elect a Living Benefit Rider, the Subaccounts of your Contract are divided into groups and have specified minimum or maximum percentages of Contract Value that must be in each group at the time you purchase the rider. Please review the Investment Requirements below to determine which Investment Requirements apply to your rider. You can select the percentages of Contract Value to allocate to individual Subaccounts within each group, but the total investment for all Subaccounts within the group must comply with the specified minimum or maximum percentages for that group. We may change the list of Subaccounts in a group, change the number of groups, change the minimum or maximum percentages of Contract Value allowed in a group, change the investment options that are or are not available to you, or change the rebalancing frequency at any time in our sole discretion. We may make Subaccounts unavailable to you at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, we may make Subaccounts unavailable to you at any time in our sole discretion. You will be notified at least 30 days prior to the date of any change. We may make such modifications at any time when we believe the modifications are necessary to protect our ability to provide the guarantees under these riders. Our decision to make modifications will be based on several factors including the general market conditions and the style and investment objectives of the subaccount investments.
At the time you receive notice of a change to the Investment Requirements, you may:
1.
submit your own reallocation instructions for the Contract Value, before the effective date specified in the notice, so that the Investment Requirements are satisfied; or
2.
take no action and be subject to the quarterly rebalancing as described above. If this results in a change to your allocation instructions, then these will be your new allocation instructions until you tell us otherwise; or
3.
terminate the applicable rider immediately, without waiting for a termination event, if you do not wish to be subject to these Investment Requirements.
Investment Requirements for Managed Risk Riders. If you elect Lincoln ProtectedPay Secure CoreSM, Lincoln ProtectedPay Secure PlusSM, Lincoln ProtectedPay Secure MaxSM, Lincoln Lifetime IncomeSM Advantage 2.0 (Managed Risk), or if you are transitioning from one of these riders to i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), or elect i4LIFE® Advantage Guaranteed Income Benefit (Managed Risk), you will be required to adhere to certain Subaccounts. In addition, you will not be able to allocate Contract Value to all of the Subaccount investments, and in how much you can invest in certain Subaccounts. In addition, you will not be able to allocate your Contract Value to all of the Subaccounts that are available to Contractowners who have not elected a Living Benefit Rider.
Under the current Investment Requirements for your rider, you must allocate your Contract Value or i4LIFE® Advantage Account Value as follows:
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds Mortgage Fund
American Funds The Bond Fund of America
American Funds U.S. Government Securities Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income Fund
LVIP JPMorgan Core Bond Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

American Funds Managed Risk Asset Allocation Fund
American Funds Managed Risk Growth Fund
American Funds Managed Risk Growth-Income Fund
American Funds Managed Risk International Fund
American Funds Managed Risk Washington Mutual Investors Fund
LVIP Dimensional International Equity Managed Risk Fund
LIVP Dimensional U.S. Equity Managed Volatility Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund

The fixed account is not available.
As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or i4LIFE® Advantage Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or i4LIFE® Advantage Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•
American Funds Managed Risk Asset Allocation Fund
•
American Funds Mortgage Fund
•
American Funds The Bond Fund of America
•
American Funds U.S. Government Securities Fund
•
LVIP BlackRock Inflation Protected Bond Fund
•
LVIP Delaware Diversified Floating Rate Fund
•
LVIP Delaware Diversified Income Fund
•
LVIP Delaware Limited-Term Diversified Income Fund
•
LVIP Global Aggressive Growth Allocation Managed Risk Fund
•
LVIP Global Conservative Allocation Managed Risk Fund
•
LVIP Global Growth Allocation Managed Risk Fund
•
LVIP Global Moderate Allocation Managed Risk Fund
•
LVIP JPMorgan Core Bond Fund
•
LVIP PIMCO Low Duration Bond Fund
•
LVIP SSGA Bond Index Fund

•
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•
LVIP SSGA Short-Term Bond Index Fund
•
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•
LVIP U.S. Growth Allocation Managed Risk Fund
•
LVIP Vanguard Bond Allocation Fund
•
LVIP Western Asset Core Bond Fund
•
Investment Requirements for i4LIFE® Advantage Select Guaranteed Income Benefit purchased on or after May 21, 2018. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit on or after May 21, 2018, you may currently allocate 100% of your Contract Value among all Subaccounts except those listed below.
•
American Funds Capital World Bond Fund
•
American Funds Global Small Capitalization Fund
•
American Funds New World Fund®
•
ClearBridge Variable Mid Cap Portfolio
•
DWS Alternative Asset Allocation VIP Portfolio
•
LVIP Franklin Templeton Multi-Factor Emerging Markets Equity Fund
•
LVIP SSGA Emerging Markets Equity Index Fund
The fixed account, if available, is only available for dollar cost averaging
As an alternative, to satisfy these Investment Requirements, Account Value may be allocated in accordance with certain asset allocation models made available to you by your broker-dealer. If so, currently 100% of the Account Value can be allocated to one of the following models: American Funds Balanced Model Portfolio, American Funds Conservative Model Portfolio, Dimensional/Vanguard Global Growth Allocation Model or Dimensional/Vanguard Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.
Investment Requirements for other Living Benefit Riders. If you elect i4LIFE® Advantage Select Guaranteed Income Benefit prior to May 21, 2018, Lincoln ProtectedPay Select CoreSM, Lincoln ProtectedPay Select PlusSM, Lincoln ProtectedPay Select MaxSM, Lincoln Market Select® Advantage, 4LATER® Select Advantage, Lincoln Max 6 SelectSM Advantage, Lincoln Wealth PassSM, or you are transitioning to i4LIFE® Advantage Select Guaranteed Income Benefit from one of these riders, you must currently allocate your Contract Value or Account Value among one or more of the following Subaccounts.
Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value
American Funds Mortgage Fund
American Funds The Bond Fund of America
American Funds U.S. Government Securities Fund
LVIP BlackRock Inflation Protected Bond Fund
LVIP Delaware Diversified Floating Rate Fund
LVIP Delaware Diversified Income Fund
LVIP Delaware Limited-Term Diversified Income Fund
LVIP JPMorgan Core Bond Fund
LVIP PIMCO Low Duration Bond Fund
LVIP SSGA Bond Index Fund
LVIP SSGA Short-Term Bond Index Fund
LVIP Vanguard Bond Allocation Fund
LVIP Western Asset Core Bond Fund

American Century VP Balanced Fund
American Century VP Large company Value Fund
American Funds Asset Allocation Fund
American Funds Capital Income Builder®
American Funds Capital World Growth and Income Fund
American Funds Global Balanced Fund
American Funds Global Growth Fund
American Funds Growth Fund
American Funds Growth-Income Fund
American Funds High-Income Trust
American Funds International Fund
American Funds International Growth and Income Fund
American Funds Managed Risk Asset Allocation Fund
American Funds Washington Mutual Investors Fund
ClearBridge Variable Large Cap Growth Portfolio
Delaware Ivy VIP High Income Portfolio
Delaware Ivy VIP Mid Cap Growth Portfolio
Fidelity® VIP Balanced Portfolio
Fidelity® VIP FundsManager® 50% Portfolio
First Trust Capital Strength Portfolio
First Trust Growth Strength Portfolio
First Trust International Developed Capital Strength Portfolio
First Trust/Dow Jones Dividend & Income Allocation Portfolio
Franklin Multi-Asset Variable Conservative Growth Fund
Invesco V.I. Equally-Weighted S&P 500 Fund
Invesco V.I. EQV International Equity Fund
LVIP American Balanced Allocation Fund
LVIP American Growth Allocation Fund
LVIP American Income Allocation Fund
LVIP BlackRock Global Allocation Fund
LVIP Channing Small Cap Value Fund
LVIP Delaware High Yield Fund
LVIP Delaware Wealth Builder Fund

Group 1 Investments must be at least 20% of Contract Value or Account Value	Group 2 Investments cannot exceed 80% of Contract Value or Account Value

LVIP Dimensional International Core Equity Fund
LVIP Dimensional U.S. Core Equity 1 Fund
LVIP Dimensional U.S. Core Equity 2 Fund
LVIP Franklin Templeton Multi-Factor International Equity Fund
LVIP Franklin Templeton Multi-Factor Large Cap Equity Fund
LVIP Franklin Templeton Multi-Factor SMID Cap Equity Fund
LVIP Global Aggressive Growth Allocation Managed Risk Fund
LVIP Global Conservative Allocation Managed Risk Fund
LVIP Global Growth Allocation Managed Risk Fund
LVIP Global Moderate Allocation Managed Risk Fund
LVIP Government Money Market Fund
LVIP JPMorgan High Yield Fund
LVIP JPMorgan Mid Cap Value Fund
LVIP JPMorgan Retirement Income Fund
LVIP JPMorgan Small Cap Core Fund
LVIP JPMorgan U.S. Equity Fund
LVIP SSGA Conservative Index Allocation Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Index Fund
LVIP SSGA Mid-Cap Index Fund
LVIP SSGA Moderate Index Allocation Fund
LVIP SSGA Moderately Aggressive Index Allocation Fund
LVIP SSGA S&P 500 Index Fund
LVIP SSGA Small-Cap Index Fund
LVIP Structured Conservative Allocation Fund
LVIP Structured Moderate Allocation Fund
LVIP Structured Moderately Aggressive Allocation Fund
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
LVIP U.S. Growth Allocation Managed Risk Fund
LVIP Vanguard Domestic Equity ETF Fund
LVIP Vanguard International Equity ETF Fund
MFS® VIT Total Return Series
Putnam VT George Putnam Balanced Fund
Putnam VT Large Cap Value Fund
Putnam VT Sustainable Future Fund
Putnam VT Sustainable Leaders Fund
TOPS® Balanced ETF Portfolio
TOPS® Moderate Growth ETF Portfolio

As an alternative, to satisfy these Investment Requirements, you may allocate 100% of your Contract Value or Account Value among the Subaccounts listed below. If you allocate less than 100% of Contract Value or Account Value among these Subaccounts, then the Subaccounts listed below that are also listed in Group 1 will be subject to the Group 1 restrictions. Any remaining Subaccounts listed below that are not listed in Group 1 will fall into Group 2 and be subject to Group 2 restrictions.
•
American Century VP Balanced Fund
•
American Funds Global Balanced Fund
•
American Funds Managed Risk Asset Allocation Fund
•
American Funds Mortgage Fund
•
American Funds The Bond Fund of America
•
American Funds U.S. Government Securities Fund
•
Fidelity® VIP Balanced Portfolio
•
Fidelity® VIP FundsManager® 50% Portfolio
•
First Trust Capital Strength Portfolio
•
First Trust/Dow Jones Dividend & Income Allocation Portfolio
•
Franklin Multi-Asset Variable Conservative Growth Fund
•
LVIP American Balanced Allocation Fund
•
LVIP American Income Allocation Fund
•
LVIP BlackRock Global Allocation Fund
•
LVIP BlackRock Inflation Protected Bond Fund
•
LVIP Delaware Diversified Floating Rate Fund
•
LVIP Delaware Diversified Income Fund
•
LVIP Delaware Limited-Term Diversified Income Fund
•
LVIP Delaware Wealth Builder Fund
•
LVIP Global Aggressive Growth Allocation Managed Risk Fund
•
LVIP Global Conservative Allocation Managed Risk Fund
•
LVIP Global Growth Allocation Managed Risk Fund
•
LVIP Global Moderate Allocation Managed Risk Fund
•
LVIP JPMorgan Core Bond Fund
•
LVIP JPMorgan Retirement Income Fund
•
LVIP PIMCO Low Duration Bond Fund
•
LVIP SSGA Bond Index Fund
•
LVIP SSGA Conservative Index Allocation Fund
•
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
•
LVIP SSGA Moderate Index Allocation Fund
•
LVIP SSGA Moderately Aggressive Index Allocation Fund
•
LVIP SSGA Short-Term Bond Index Fund
•
LVIP Structured Conservative Allocation Fund

•
LVIP Structured Moderate Allocation Fund
•
LVIP Structured Moderately Aggressive Allocation Fund
•
LVIP U.S. Aggressive Growth Allocation Managed Risk Fund
•
LVIP U.S. Growth Allocation Managed Risk Fund
•
LVIP Vanguard Bond Allocation Fund
•
LVIP Vanguard Domestic Equity ETF Fund
•
LVIP Vanguard International Equity ETF Fund
•
LVIP Western Asset Core Bond Fund
•
MFS® VIT Total Return Series
•
Putnam VT George Putnam Balanced Fund
•
TOPS® Balanced ETF Portfolio
•
TOPS® Moderate Growth ETF Portfolio
The fixed account is not available.
Additionally, Contract Value may be allocated in accordance with certain asset allocation models made available to you by your financial professional. If so, currently 100% of the Contract Value or Account Value can be allocated to the following model: Dimensional/Vanguard Global Growth Allocation Model or Dimensional/Vanguard Moderate Allocation Model. You may only choose one asset allocation model at a time, though you may change to a different asset allocation model available in your Contract that meets the Investment Requirements or reallocate Contract Value or Account Value according to the Investment Requirements listed above. If you terminate an asset allocation model, you must follow the Investment Requirements applicable to your rider. We may exclude an asset allocation model from being available for investment at any time, in our sole discretion. You will be notified prior to the date of such a change.

This updating summary prospectus incorporates by reference the prospectus and statement of additional information (SAI) for the Contract, both dated May 1, 2023, as may be amended or supplemented from time to time. The SAI may be obtained, free of charge, in the same manner as the prospectus.

SEC File Nos. 333-214143; 811-08517
EDGAR Contract Identifier C000176406